Business Acquisitions and Disposal (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 19, 2021	Jul. 31, 2021	Aug. 18, 2017	Dec. 31, 2021	Dec. 31, 2017
Business Acquisitions and Disposal (Details) [Line Items]
Warrant purchase agreement, description				Equity classified instruments including (i) an option to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), (ii) 5,750,000 public warrants and (iii) 531,875 private warrants issued by the Company prior to the Merger remain outstanding. Each unit consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12. Each public and private warrant also entitles the holder to purchase one half of one ordinary share at $12.00 per whole share.
Purchase consideration transferred				$ 45,734
Share-based compensation expense					$ 8,800
Acquisition of definitive agreement description	the Group signed definitive agreements to acquire 51% equity interests in Holu Hou Energy LLC (“HHE”). The total consideration for the acquisition of HHE amounted to $10.0 million in cash as capital contribution, and 14,034,930 of the Group’s ordinary shares. Of this consideration, $3.25 million cash and 3,508,733 shares were released at the closing date and the remaining $6.75 million of cash and 10,526,197 shares will be held in escrow and released as earn-out payments.
Intangible assets acquisition date amount	$ 4,492
Non-controlling interest amount				$ 6,513
Internal rate	11.20%
Weighted average cost capital	12.00%
Weighted average return of assets	12.00%
Merger Consideration Shares [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Ordinary shares issued (in Shares)			25,913,950
Business Combination [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Percentage of equity interest			100.00%
Business combination, description				Of the Merger Consideration Shares, a total of 25,913,950 ordinary shares were issued to Borqs International’s shareholders at closing, with 942,467 of such shares deposited into escrow for indemnification obligations (“Indemnity Shares”), 2,352,285 of such shares deposited in escrow subject to Borqs Technologies meeting certain earn-out requirements, (“Earnout Shares” and together with the Indemnity Shares, the “Escrow Shares”) in the event certain net income earnout conditions are met during the period from July 1, 2017 to June 30, 2018 and 1,178,084 ordinary shares were issued to a financial advisor engaged by Borqs International in connection with the Merger.
Net assets acquired				$ 18,059
Transaction cost				$ 538	$ 15,300
Acquisition date, consideration amount	$ 1,669
Non-controlling interest amount	$ 6,513
Business Combination [Member] | Borqs International Holding Corp [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Warrants to acquire an aggregate shares (in Shares)				417,166
Business Combination [Member] | Borqs Wireless Ltd. [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Business combination, agreement to sell entire equity shares		100.00%